DISPOSITIONS (Details) - USD ($)			1 Months Ended	12 Months Ended
	Nov. 07, 2023	May 01, 2023	Feb. 28, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Net gains on dispositions				$ 87,000,000	$ 0	$ 0
Business Services Segment | Disposal group, disposed of by sale, not discontinued operations
Disclosure of operating segments [line items]
Gross proceeds		$ 490,000,000
Gain on disposal		$ 87,000,000
Infrastructure Services Segment
Disclosure of operating segments [line items]
Gross proceeds			$ 275,000,000
Gain on disposal			$ 14,000,000
Infrastructure Services Segment | Disposal group, disposed of by sale, not discontinued operations
Disclosure of operating segments [line items]
Gross proceeds	$ 3,800,000,000
Gain on disposal	3,900,000,000
Intangibles and goodwill	2,400,000,000
Property, plant and equipment	1,000,000,000
Deferred tax assets	300,000,000
Borrowings	3,700,000,000
Other net liabilities	$ 100,000,000